Taxation (Details 6) (United States, CNY)	Dec. 31, 2012
Federal
Carryforward disclosures
Operating loss carryforward	149,659,561
Federal | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	16,832,447
State
Carryforward disclosures
Operating loss carryforward	147,092,360
State | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	18,195,724